Unaudited Interim Condensed Consolidated Statements of Changes in Equity (Parenthetical) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Sep. 30, 2025
Statement of Stockholders' Equity [Abstract]
Repurchased share	631,539	794,833	65,212